SUMMARY OF AGING ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - Third Party [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Within 1 year	¥ (36,044)	¥ (61,083)
Thereafter	(48,084)	(38,440)
Allowance for credit loss - third parties	(84,128)	(99,523)	¥ (81,242)
Within 1 year	(274)	(124)
Allowance for credit loss - related parties	¥ (274)	¥ (124)